Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 100,521,000	$ 461,000	$ 149,000
Accounts receivable	226,000	264,000	369,000
Inventories	501,000	558,000	753,000
Notes receivable	2,140,000
Other current assets	1,686,000	807,000	670,000
Total current assets	105,074,000	2,090,000	1,941,000
Notes receivable	11,386,000	3,207,000
Investment in special purpose acquisition company	5,420,000
Investment in affiliate	2,100,000	2,100,000	2,100,000
Property and equipment, net			2,000
Intangible assets, net	13,186,000	2,608,000	2,301,000
Goodwill	1,385,000	1,385,000	1,385,000
Other assets	85,300,000	443,000	677,000
Total assets	223,851,000	11,833,000	8,406,000
Current liabilities:
Accounts payable and accrued liabilities	2,233,000	1,976,000	4,113,000
Accrued liabilities	319,000	958,000	475,000
Accrued payroll and employee compensation	295,000	293,000	340,000
Deferred revenue	387,000	657,000	1,069,000
Debt		1,121,000
Debt, related party		304,000
Line of credit		406,000	491,000
Other current liabilities	5,000	90,000	158,000
Total current liabilities	3,239,000	5,805,000	6,646,000
Deferred revenue, long-term	94,000	301,000	485,000
Long-term debt		672,000
Other non-current liabilities	1,046,000	46,000	35,000
Total liabilities	4,379,000	6,824,000	7,166,000
Commitments and contingencies
Shareholders’ equity:
Preferred stock value	957,000	11,769,000	8,444,000
Common stock value	425,860,000	192,406,000	186,161,000
Accumulated other comprehensive loss	(1,787,000)	(1,791,000)	(1,769,000)
Accumulated deficit	(205,558,000)	(197,375,000)	(191,596,000)
Total shareholders’ equity	219,472,000	5,009,000	1,240,000
Total liabilities and shareholders’ equity	223,851,000	11,833,000	$ 8,406,000
Gryphon Digital Mining, Inc.
Current assets:
Cash and cash equivalents	5,586,000	12,000
Accounts receivable	136,000
Prepaid expense	143,000	1,000
Digital asset	6,000
Total current assets	5,871,000	13,000
Mining equipment, net	3,630,000
Deposits	24,671,000
Total assets	34,172,000	13,000
Current liabilities:
Accounts payable and accrued liabilities	618,000
Notes payable – current portion	2,046,000
Total current liabilities	2,664,000
Notes payable – long term	7,954,000
Convertible notes payable – net	5,017,000
Total liabilities	15,635,000
Commitments and contingencies
Shareholders’ equity:
Preferred stock value
Series seed preferred stock
Series seed II preferred stock, par value $0.0001, 1,000,000 shares authorized and 260,807 and 0 issued and outstanding, respectively
Common stock value	2,000	1,000
Additional paid-in capital	32,968,000	18,000
Subscription receivable	(28,000)	(4,000)
Accumulated deficit	(14,405,000)	(2,000)
Total shareholders’ equity	18,537,000	13,000
Total liabilities and shareholders’ equity	$ 34,172,000	$ 13,000